INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Material associates (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Registered capital	$ 2,290,672,000				¥ 14,903,798		¥ 14,903,798
Financial information
Cash and cash equivalents	4,265,202,000			¥ 20,762,306	27,750,686	$ 3,660,104,000	23,813,736	¥ 16,385,252
Other current assets	1,546,759,000				10,063,676		15,247,745
Total current assets	10,505,096,000				68,349,306		66,486,679
Financial liabilities					127,507,186		127,490,796
Total current liabilities	13,829,197,000				89,976,902		83,179,841
Non-current liabilities	6,863,476,000				44,655,835		51,544,793
Non-controlling interests	4,001,572,000				26,035,429		17,618,510
Reconciliation to the Group's interest in the associate:
Carrying amount of the investment	1,065,895,000			5,602,701	6,935,030		5,926,533
Revenue	27,677,904,000	¥ 180,080,750	¥ 144,228,916	123,667,667
Gross profit	2,214,120,000	14,405,729	10,554,571	2,495,360
Depreciation and amortization		7,121,132	6,987,353	7,388,539
Interest expense		4,817,211	4,755,435	5,597,911
Profit before income tax	462,047,000	3,006,216	1,625,545	121,941
Income tax expense/ (benefit)	98,715,000	642,267	404,172	(225,961)
Profit for the year	363,332,000	2,363,949	1,221,373	347,902
Other comprehensive income	(103,570,000)	(673,858)	640,834	562,435
Dividend received	$ 6,910,000	¥ 44,960	¥ 65,083	320,857
Associates
Reconciliation to the Group's interest in the associate:
Carrying amount of the investment				5,602,701	6,935,030		5,926,533
Ling Wu Power
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Registered capital | $						1,300,000
Paidin capital | $						$ 2,050,239
Ownership interest in associate (in percent)	35.00%	35.00%	35.00%
Voting power (as a percent)			35.00%
Profit sharing (as a percent)			35.00%
Financial information
Cash and cash equivalents					10,629		26,191
Other current assets					948,443		705,994
Total current assets					959,072		732,185
Non-current assets					8,151,428		8,781,399
Financial liabilities					1,885,097		1,521,912
Other current liabilities					18,129		6,011
Total current liabilities					1,903,226		1,527,923
Non-current liabilities					3,469,266		4,126,278
Net assets					3,738,008		3,859,383
Reconciliation to the Group's interest in the associate:
Proportion of the Group's ownership	35.00%	35.00%	35.00%
Group's share of net assets of the joint venture		¥ 1,308,303	¥ 1,350,784
Carrying amount of the investment					¥ 1,308,303		¥ 1,350,784
Revenue		3,723,669	3,297,397	4,319,345
Gross profit		79,200	524,930	1,190,966
Interest income		1,513	1,320	2,140
Depreciation and amortization		609,240	608,345	610,910
Interest expense		213,983	251,838	312,128
Profit before income tax		(154,054)	327,481	629,564
Income tax expense/ (benefit)		(32,679)	74,911	75,404
Profit for the year		¥ (121,375)	¥ 252,570	554,160
Dividend received				¥ 289,605